SUPPLEMENT DATED MAY 2, 2011

TO PROSPECTUS DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER
and
TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT VISTA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

This supplement contains information about the Columbia Funds that are available under your Contract.

On February 15, 2011, shareholders approved the merger of the following Columbia Funds Variable Insurance Trust funds (each an “Acquired Fund”) into the corresponding acquiring fund (each, an “Acquiring Fund”) after the close of business April 29, 2011:

Acquired Fund	Acquiring Fund
Columbia Federal Securities Fund, Variable Series, Class B	RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 2
Columbia Mid Cap Value Fund, Variable Series, Class B	RiverSource Variable Portfolio – Mid Cap Value Fund, Class 1
Columbia Large Cap Value Fund, Variable Series, Class B	RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 2
Columbia S&P 500 Index Fund, Variable Series, Class B	RiverSource Variable Portfolio – S&P 500 Index Fund, Class 2
Columbia Large Cap Growth Fund, Variable Series, Class B	Seligman Variable Portfolio – Growth Fund, Class 2

Columbia Federal Securities Fund, Variable Series, Columbia Mid Cap Value Fund, Variable Series, Columbia Large Cap Value Fund, Variable Series, Columbia S&P 500 Index Fund, Variable Series, and Columbia Large Cap Growth Fund, Variable Series are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

Effective immediately, the names of the Acquiring Funds have been changed from:

Old Name	to	New Name
RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 2		Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 2
RiverSource Variable Portfolio – Mid Cap Value Fund, Class 1		Columbia Variable Portfolio – Mid Cap Value Opportunities Fund, Class 1
RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 2		Columbia Variable Portfolio – Diversified Equity Income Fund, Class 2
RiverSource Variable Portfolio – S&P 500 Index Fund, Class 2		Columbia Variable Portfolio – S&P 500 Index Fund, Class 2
Seligman Variable Portfolio – Growth Fund, Class 2		Columbia Variable Portfolio – Large Cap Growth Fund, Class 2

Also effective immediately, the name and class of the following Columbia Funds available under your Contract have also been changed from:

Old Name	to	New Name
Columbia Money Market Fund, Variable Series, Class A		Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Asset Allocation Fund, Variable Series, Class B		Columbia Variable Portfolio – Asset Allocation Fund, Class 2
Columbia Strategic Income Fund, Variable Series, Class B		Columbia Variable Portfolio – Strategic Income Fund, Class 2
Columbia High Yield Fund, Variable Series, Class B		Columbia Variable Portfolio – High Income Fund, Class 2
Columbia Small Cap Value Fund, Variable Series, Class B		Columbia Variable Portfolio – Small Cap Value Fund, Class 2

The following list reflects the new name and class of each of the Columbia Funds that are available under your Contract:

Columbia Variable Portfolio – Asset Allocation Fund, Class 2
Columbia Variable Portfolio – Diversified Equity Income Fund, Class 2
Columbia Variable Portfolio – High Income Fund, Class 2
Columbia Variable Portfolio – Large Cap Growth Fund, Class 2
Columbia Variable Portfolio – Mid Cap Value Opportunities Fund, Class 1
Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Variable Portfolio – S&P 500 Index Fund, Class 2
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 2
Columbia Variable Portfolio – Small Cap Value Fund, Class 2
Columbia Variable Portfolio – Strategic Income Fund, Class 2

Please retain this supplement with your prospectus for future reference.

Charter, Vista (NY) 5/2011